Impairment of long-lived assets	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Impairment of long-lived assets	Impairment of long-lived assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. No indicators of impairment have been identified in the three months ended June 30, 2020.

During the first quarter, the impact of COVID-19 on the global economy had a negative impact on our industry. As global oil demand fell, we also saw an increase in oil supply, leading to a surplus of reserves. Brent crude fell from $66 as at December 31, 2019 to $23 as at March 31, 2020.

The oil price decline has led to pressures on our customers to reduce their capital expenditures in the near-term until we see a recovery in the oil price. As a consequence, this has led to reduced forecasted day rates and utilization for 2020, and an extended time for these to recover in future years as the market supply and demand re-balance. We have therefore concluded that an impairment triggering event had occurred for our drilling unit fleet in the three months ended March 31, 2020.

On assessment of asset recoverability through an estimated undiscounted future net cash flow we calculated the value to be lower than the carrying value for seven of our older units, resulting in an impairment expense of $1,230 million which was classified within "Impairment of long-lived assets" on our Consolidated Statement of Operations for the six months ended June 30, 2020.

We derived the fair value of the rigs using an income approach based on updated projections of future dayrates, contract probabilities, economic utilization, capital and operating expenditures, applicable tax rates and asset lives. The cash flows were estimated over the remaining useful economic lives of the assets and discounted using an estimated market participant weighted average cost of capital "WACC" of 12.8%. To estimate these fair values, we were required to use various unobservable inputs including assumptions related to the future performance of our rigs as explained above. We based all estimates on information available at the time of performing the impairment test. For fair value considerations refer to Note 24 - Risk management and financial instruments.